Long-Term Payables (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Payables [Abstract]
Schedule of Long-Term Payables
	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Contingent cash consideration for acquisition of Healthquest Pharma	37,458	29,344	4,020

Portion classified as current liabilities (note 26)	19,159	29,344	4,020

Non-current portion	18,299	-	-